UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21128

Legg Mason Partners Variable Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 47th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Marc A. De Oliveira.

Franklin Templeton

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: December 31

Date of reporting period: December 31, 2021

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	December 31, 2021

Franklin

Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Growth Fund

Franklin Multi-Asset Variable Moderate Growth Fund

Franklin Multi-Asset Variable Conservative Growth Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Franklin Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Allocation Series consists of separate investment Portfolios, each with its own investment objective and policies. Each Portfolio is a “fund of funds,” investing in other mutual funds and exchange-traded funds (ETFs), and is managed as an asset allocation program.

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Franklin Multi-Asset Allocation Funds for the twelve-month reporting period ended December 31, 2021. Please read on for a detailed look at prevailing economic and market conditions during the Portfolio’s reporting period and to learn how those conditions have affected each Portfolios’ performance.

Special shareholder notice

Effective August 7, 2021, QS Investors, LLC (“QS Investors”), a former subadviser of the Portfolios and a wholly-owned subsidiary of Franklin Resources, Inc. (“Franklin Resources”), merged with and into Franklin Advisers, Inc. (“Franklin Advisers”), also a wholly-owned subsidiary of Franklin Resources. As a result of the merger, Franklin Advisers replaced QS Investors as the subadviser and the Portfolios were renamed Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. The merger did not change the manner in which each Portfolio is managed, nor did it result in any change in the nature or amount of services provided by, or the fees payable to, the subadviser. For more information, please see the Portfolios’ prospectus supplement dated July 6, 2021.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.franklintempleton.com. Here you can gain immediate access to market and investment information, including:

•	Market insights and commentaries from our portfolio managers and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

January 31, 2022

II	Franklin Multi-Asset Variable Allocation Series

Portfolios overview

Franklin Multi-Asset Variable Asset Allocation Series (the “Variable Asset Allocation Series”) consists of three portfolio investment options (the “Portfolios”), each of which is a “fund of funds” that invests in other mutual funds and exchange-traded funds (“ETFs”). The Variable Asset Allocation Series offers a mix of equity funds categorized according to average market capitalization (size), investing style (e.g., value, core or growth) and global exposure (e.g., U.S. and/or international stocks). The various options within the Variable Asset Allocation Series also offer a mix of bond asset classes such as U.S. and foreign government debt, corporate bonds, high-yield debt and emerging market debt — each of which carries a varying degree of risk/reward potential. Each Portfolio is managed as an asset allocation program and allocates its assets among mutual funds and ETFs managed by the manager and its affiliates, including other Legg Mason and Franklin Templeton investment managers, and ETFs managed by unaffiliated investment advisers (“underlying funds”). When selecting investments to fulfill a desired asset class exposure, the portfolio managers expect to allocate to Legg Mason and Franklin Templeton affiliated mutual funds and ETFs, provided that appropriate products are available. At the current time, the Portfolios invest primarily in affiliated mutual funds.

Q. What were the overall market conditions during the Portfolios’ reporting period?

A. Global equity markets overall rose during the twelve-month reporting period ended December 31, 2021, as vaccine distribution, improving global growth and stimulus measures supported strong demand amid tight supply conditions, rising inflation and a more hawkish tone from global central banks.

While a bullish narrative began to deteriorate in January 2021, global equity markets advanced modestly in the first quarter of 2021 led by the U.K. and the U.S., as investors weighed continued optimism around policy stimulus and economic reopening against concerns about higher bond yields and potential economic overheating. Credit markets influenced stock markets for much of the quarter, with the yield of the ten-year U.S. Treasury note finishing near its highest levels in more than a year amid rising inflation expectations and improving macro prospects. The backup in yields prompted a style rotation in equity markets, with companies with long-dated cash flows like technology and media names and equity sectors with fixed income characteristics like utilities and consumer staples mostly lagging, while commodity price-sensitive and other economically cyclical sectors (e.g., energy, industrials and financials) generally performing well.

Global equity markets overall advanced during the second quarter of 2021. Progress in vaccination campaigns and businesses reopening, along with ongoing monetary and fiscal stimulus, aided continued economic recovery in several parts of the world. Inflation was the dominant market theme during the quarter as supply chain disruptions and higher commodity prices combined with low base effects to drive up inflation around the globe. Investors assessed signals to determine if the inflation jump would be temporary and whether governments and central banks would begin tightening accommodative policies sooner than expected. Developed stock markets collectively advanced ahead of a global index, MSCI All Country World Indexi, while emerging equity markets overall lagged. In terms of investment style, global growth stocks outperformed global value equities. In the U.S., better-than-expected corporate earnings and forward guidance provided solid support for equities. The U.S. Treasury yield curve flattened over the quarter with longer-term yields moving lower while their shorter-maturity counterparts rose modestly. Crude oil prices rose to the highest level since April 2019 as OPEC (Organization of Petroleum Exporting Countries) and key allied producers outside the cartel (OPEC+) stuck to supply restraints. Rising forward demand expectations, amid limited new supply and ramped-up refinery production, also lifted prices.

Global equity markets edged down during the third quarter of 2021, on mixed underlying results as a selloff in September erased the earlier gains of many markets. Late in the period, persistent inflation, more hawkish central bank messaging and a continued regulatory crackdown in China all affected investor sentiment. After peaking at all-time highs, broad gauges of the U.S. equity market sold off during the final weeks of 2021’s third quarter as investors grappled with a number of current and potential headwinds facing American businesses. U.S. Treasury yields generally rose throughout the quarter. Gold prices finished the quarter lower, while an emerging shortfall in global energy supplies helped push Brent crude front-month futures, the global benchmark for oil, to their highest price level in three years.

Global equity markets advanced in U.S. dollar terms during the fourth quarter of 2021. The quarterly result was largely due to gains in December as investors grew less fearful of the potential economic impact from a new COVID-19 variant. Meanwhile, key central banks turned more hawkish in response to inflation, with the Bank of England raising rates and the U.S. Federal Reserve Board indicating that it could do so three times in 2022. As measured by the MSCI All Country World Index, in U.S. dollar terms, developed stock markets overall outperformed within the index, frontier markets as a group ended nearly flat and emerging markets overall declined. In terms of investment style, global growth stocks outperformed global value equities. The U.S. Treasury yield curve flattened substantially during the period as shorter- and intermediate-maturity yields rose sharply while longer-term yields fell.

Q. How did we respond to these changing market conditions?

A. For all three Portfolios, we employ a quantitative tactical strategy that over- and underweights certain allocations in the Portfolios in response to various market, economic and valuation conditions. These tactical views are updated on a quarterly basis. Throughout the reporting period we were generally overweight U.S. equities and broad U.S. fixed income and underweight international equities, as valuations measures and our in-house index of leading economic indicators favored equities.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	1

Portfolios overview (cont’d)

Franklin Multi-Asset Variable Growth Fund1

Franklin Multi-Asset Variable Growth Fund seeks capital appreciation. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 70% to 100% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 0% to 30% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Multi-Asset Variable Growth Fund returned 20.69%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Indexii, the Russell 3000 Indexiii, and the Variable Growth Composite Benchmarkiv, returned -1.54%, 25.66% and 17.06%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Averagev returned 17.41% over the same time frame.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Multi-Asset Variable Growth Fund:
Class I	3.94%	20.69%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Variable Growth Composite Benchmark	4.55%	17.06%
Lipper Variable Mixed-Asset Target Allocation Aggressive Growth Funds Category Average	4.63%	17.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the . Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratio for Class I shares was 0.82%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

2	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund1

Franklin Multi-Asset Variable Moderate Growth Fund seeks long-term growth of capital. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 55% to 85% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 15% to 45% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Multi-Asset Variable Moderate Growth Fund returned 16.66%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 3000 Index, and the Variable Moderate Growth Composite Benchmarkvi, returned -1.54%, 25.66% and 14.05%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Averagevii returned 14.09% over the same time frame.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Multi-Asset Variable Moderate Growth Fund:
Class I	3.43%	16.66%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 3000 Index	9.17%	25.66%
Variable Moderate Growth Composite Benchmark	4.09%	14.05%
Lipper Variable Mixed-Asset Target Allocation Growth Funds Category Average	4.35%	14.09%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Portfolio performance figures reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratio for Class I shares was 0.98%.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares. Total annual fund operating expenses after waiving fees and/or reimbursing expenses exceed the expense limitation (“expense cap”) for Class I as a result of acquired fund fees and expenses. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense cap in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	3

Portfolios overview (cont’d)

Franklin Multi-Asset Variable Conservative Growth Fund1

Franklin Multi-Asset Variable Conservative Growth Fund seeks balance of growth of capital and income. The Portfolio organizes its investments in underlying funds into two main asset classes: the equity class (equity securities of all types) and the fixed income class (fixed income securities of all types). The portfolio managers may invest across all asset classes and strategies. The portfolio managers will allocate between 35% to 65% of the Portfolio’s assets to underlying funds that invest in equity and equity-like strategies and between 35% to 65% to underlying funds that invest in fixed income strategies. The portfolio managers may, however, allocate assets to any underlying funds in varying amounts in a manner consistent with the Portfolio’s investment objective. The Portfolio’s allocation to each asset class will be measured at the time of purchase and may vary thereafter as a result of market movements.

Performance review

For the twelve months ended December 31, 2021, Class I shares of Franklin Multi-Asset Variable Conservative Growth Fund returned 11.47%. The Portfolio’s unmanaged benchmarks, the Bloomberg U.S. Aggregate Index, the Russell 1000 Index, and the Variable Conservative Growth Composite Benchmarkviii, returned -1.54%, 26.45% and 9.64%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Averageix returned 10.98% over the same time frame.

Performance Snapshot as of December 31, 2021 (unaudited)
	6 months	12 months
Franklin Multi-Asset Variable Conservative Growth Fund:
Class I	2.41%	11.47%
Class II	2.24%	11.12%
Bloomberg U.S. Aggregate Index	0.06%	-1.54%
Russell 1000 Index	10.01%	26.45%
Variable Conservative Growth Composite Benchmark	2.91%	9.64%
Lipper Variable Mixed-Asset Target Allocation Moderate Funds Category Average	3.54%	10.98%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

All share class returns assume the reinvestment of all distributions at net asset value and the deduction of all Portfolio expenses. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

The portfolio managers periodically adjust the allocation of the Portfolio’s assets among different Legg Mason and Franklin Templeton affiliated mutual funds and ETFs and ETFs that are managed by unaffiliated investment advisers, depending upon the portfolio managers’ outlook for the equity and bond markets in general, particular sectors of such markets and the performance outlook for the underlying funds. In assessing the equity and bond markets, the portfolio managers consider a broad range of market and economic trends and quantitative factors.

Total Annual Operating Expenses† (unaudited)

As of the Portfolio’s current prospectus dated May 1, 2021, the gross total annual fund operating expense ratios for Class I and Class II shares were 0.71% and 0.96%, respectively.

Actual expenses may be higher. For example, expenses may be higher than those shown if average net assets decrease. Net assets are more likely to decrease and Portfolio expense ratios are more likely to increase when markets are volatile.

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of underlying funds), to average net assets will not exceed 0.20% for Class I shares and 0.45% for Class II shares. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

The manager is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the Portfolio’s total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will the manager recapture any amount that would result, on any particular business day of the Portfolio, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

[1]

The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

†	Includes expenses of the underlying funds in which the Portfolio invests.

4	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Q. What were the leading contributors to performance?

A. Taking into account the underlying funds return and their weightings within the Portfolios, the leading contributors to absolute performance were in U.S. equities.

In relative terms at the underlying manager level (i.e., relative to each underlying fund’s specific benchmark), the leading contributors were Franklin U.S. Small Cap Equity Fund, Brandywine GLOBAL— Dynamic US Large Cap Value Fund and Franklin International Equity Fund. Asset allocation effects were also positive overall, with not owning high yield bonds and overweighting U.S. equities being leading contributors. Sub-asset class selection had little effect overall.

Q. What were the leading detractors from performance?

A. The leading detractor to performance on an absolute basis was the exposure to U.S. fixed income, which had a negative return. At the underlying manager level and relative to their specific benchmarks, the leading detractors were ClearBridge Large Cap Growth Fund and ClearBridge Appreciation Fund.

Thank you for your investment in the Variable Asset Allocation Series. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Portfolios’ investment goals.

Sincerely,

Franklin Advisers, Inc.

January 13, 2022

RISKS: Equity securities are subject to price and market fluctuations. Fixed income securities are subject to interest rate and credit risks. Foreign securities are subject to certain risks of overseas investing including currency fluctuations and political, social and economic uncertainties, which could increase volatility. These risks are magnified in emerging markets. Emerging market countries tend to have economic, political, and legal systems that are less developed and are less stable than those of more developed countries. Investments in small- and mid-capitalization companies may involve a higher degree of risk and volatility than investments in larger, more established companies. As interest rates rise, bond prices fall, reducing the value of the Portfolios’ share prices. High-yield bonds (commonly known as “junk” bonds) involve greater credit and liquidity risks than investment grade bonds.

Each Portfolio is a fund of funds – it invests primarily in other funds – and is subject to the risks of the underlying funds in which it invests. There are additional risks and other expenses associated with investing in other mutual funds and ETF’s, rather than directly in portfolio securities. In addition to the Portfolio’s operating expenses, you will indirectly bear the operating expenses of the underlying funds in which the Portfolio invests. The Portfolios pay brokerage commissions in connection with the purchase and sale of shares of ETFs. In addition, each Portfolio indirectly bears its pro rata share of the fees and expenses incurred by the underlying funds it invests in, including management fees and other expenses. These expenses are in addition to the expenses that each Portfolio bears directly in connection with its own operation. Certain underlying funds may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses and have a potentially large impact on Portfolio performance. Also, the portfolio managers may invest in underlying funds that have a limited performance history. Please see the Portfolios’ prospectus for a more complete discussion of these and other risks and the Portfolios’ investment strategies.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	5

Portfolios overview (cont’d)

[i]	MSCI All Country World Index is a free float-adjusted, market capitalization-weighted index designed to measure the equity market performance of global developed and emerging markets.

ii

The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

iii	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iv

The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market.

[v]

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 73 funds for the six-month period and among the 73 funds for the twelve-month period in the Portfolio’s Lipper category.

vi

The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

vii

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 244 funds for the six-month period and among the 242 funds for the twelve-month period in the Portfolio’s Lipper category.

viii

The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index.

ix

Lipper, Inc., a wholly-owned subsidiary of Refinitiv, provides independent insight on global collective investments. Returns are based on the period ended December 31, 2021, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 287 funds for the six-month period and among the 285 funds for the twelve-month period in the Portfolio’s Lipper category.

6	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Portfolios at a glance (unaudited)

Franklin Multi-Asset Variable Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

‡	Represents less than 0.1%.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	7

Portfolios at a glance (unaudited) (cont’d)

Franklin Multi-Asset Variable Moderate Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

8	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund Investment Breakdown† (%) as a percent of total investments

†

The bar graph above represents the composition of the Portfolio’s investments as of December 31, 2021 and December 31, 2020. The Portfolio is actively managed. As a result, the composition of the Portfolio’s investments is subject to change at any time.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	9

Portfolios expenses (unaudited)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Variable Growth Fund	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Variable Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	3.94%	$1,000.00	$1,039.40	0.12%	$0.62	Class I	5.00%	$1,000.00	$1,024.60	0.12%	$0.61

[1]	For the six months ended December 31, 2021.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

10	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Variable Moderate Growth Fund	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Variable Moderate Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	3.43%	$1,000.00	$1,034.30	0.20%	$1.03	Class I	5.00%	$1,000.00	$1,024.20	0.20%	$1.02

[1]	For the six months ended December 31, 2021.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to the class’ annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	11

Portfolios expenses (unaudited) (cont’d)

Example

As a shareholder of the Portfolio, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including service and/or distribution (12b-1) fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on July 1, 2021 and held for the six months ended December 31, 2021.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Portfolio and other portfolios. To do so, compare the 5.00% hypothetical example relating to the Portfolio with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]						Based on hypothetical total return[1]
Franklin Multi-Asset Variable Conservative Growth Fund	Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]	Franklin Multi-Asset Variable Conservative Growth Fund	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio[3]	Expenses Paid During the Period[4]
Class I	2.41%	$1,000.00	$1,024.10	0.12%	$0.61	Class I	5.00%	$1,000.00	$1,024.60	0.12%	$0.61
Class II	2.24	1,000.00	1,022.40	0.37	1.89	Class II	5.00	1,000.00	1,023.34	0.37	1.89

[1]	For the six months ended December 31, 2021.
[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.
[4]

Expenses (net of compensating balance arrangements, fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (184), then divided by 365.

12	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Portfolios performance (unaudited)

Franklin Multi-Asset Variable Growth Fund

Average annual total returns[1]
Class I
Twelve Months Ended 12/31/21	20.69%
Five Years Ended 12/31/21	12.55
Ten Years Ended 12/31/21	11.39

Cumulative total returns[1]
Class I (12/31/11 through 12/31/21)	193.99%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	13

Portfolios performance (unaudited) (cont’d)

Franklin Multi-Asset Variable Growth Fund

Historical performance

Value of $10,000 invested in

Class I Shares of Franklin Multi-Asset Variable Growth Fund vs. Benchmark Indices† — December 2011 — December 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I shares of Franklin Multi-Asset Variable Growth Fund on December 31, 2011, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Variable Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Variable Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 45% Russell 1000 Index, 20% Russell 2000 Index, 20% MSCI EAFE Index, 10% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a fund. Please note that an investor cannot invest directly in an index.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 85%.

14	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Portfolios performance (unaudited) (cont’d)

Franklin Multi-Asset Variable Moderate Growth Fund

Average annual total returns[1]
Class I
Twelve Months Ended 12/31/21	16.66%
Five Years Ended 12/31/21	11.29
Ten Years Ended 12/31/21	10.24

Cumulative total returns[1]
Class I (12/31/11 through 12/31/21)	165.19%

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	15

Franklin Multi-Asset Variable Moderate Growth Fund

Historical performance

Value of $10,000 invested in

Class I Shares of Franklin Multi-Asset Variable Moderate Growth Fund vs. Benchmark Indices† — December 2011 - December 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I shares of Franklin Multi-Asset Variable Moderate Growth Fund on December 31, 2011, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 3000 Index and the Variable Moderate Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Variable Moderate Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 40% Russell 1000 Index, 15% Russell 2000 Index, 15% MSCI EAFE Index, 25% Bloomberg U.S. Aggregate Index and 5% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a fund. Please note that an investor cannot invest directly in an index.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 70%.

16	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Portfolios performance (unaudited) (cont’d)

Franklin Multi-Asset Variable Conservative Growth Fund

Average annual total returns[1]
	Class I	Class II
Twelve Months Ended 12/31/21	11.47%	11.12%
Five Years Ended 12/31/21	9.52	N/A
Ten Years Ended 12/31/21	8.63	N/A
Inception* through 12/31/21	—	8.71

Cumulative total returns[1]
Class I (12/31/11 through 12/31/21)	128.92%
Class II (Inception date of 6/23/17 through 12/31/21)	45.88

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

*	Inception dates for Class I and Class II shares of Franklin Multi-Asset Variable Conservative Growth Fund are February 5, 1997 and June 23, 2017, respectively.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	17

Franklin Multi-Asset Variable Conservative Growth Fund

Historical performance

Value of $10,000 invested in

Class I Shares of Franklin Multi-Asset Variable Conservative Growth Fund vs. Benchmark Indices† — December 2011 - December 2021

All figures represent past performance and are not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges, which, if reflected, would reduce the total returns. Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Class I shares of Franklin Multi-Asset Variable Conservative Growth Fund on December 31, 2011, assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through December 31, 2021. The hypothetical illustration also assumes a $10,000 investment in the Bloomberg U.S. Aggregate Index, the Russell 1000 Index and the Variable Conservative Growth Composite Benchmark. The Bloomberg U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage- and asset-backed issues, rated investment grade or higher, and having at least one year to maturity. The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market. The Variable Conservative Growth Composite Benchmark is a hypothetical representation of the performance of the Portfolio’s major asset classes. It consists of 28% Russell 1000 Index, 12% Russell 2000 Index, 10% MSCI EAFE Index, 43% Bloomberg U.S. Aggregate Index and 7% Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index. The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The Bloomberg U.S. Corporate High Yield — 2% Issuer Cap Index is an index of the 2% Issuer Cap component of the Bloomberg U.S. Corporate High Yield Index, which covers the U.S. dollar-denominated, non-investment grade, fixed-rate, taxable corporate bond market. The indices are unmanaged and are not subject to the same management and trading expenses as a fund. Please note that an investor cannot invest directly in an index.

Prior to May 1, 2015, the Portfolio followed different investment policies and strategies under the name QS Legg Mason Variable Lifestyle Allocation 50%.

18	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Schedules of investments

December 31, 2021

Franklin Multi-Asset Variable Growth Fund

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.6%
Domestic Equity — 65.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		301,317	$6,176,993
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		1,439,817	20,071,055
Franklin U.S. Small Cap Equity Fund, Class IS Shares		1,075,275	14,763,530	(b)
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		231,251	7,686,775
ClearBridge Large Cap Growth Fund, Class IS Shares		117,096	8,747,051
ClearBridge Small Cap Growth Fund, Class IS Shares		78,121	4,080,256
Total Domestic Equity			61,525,660
Foreign Equity — 21.2%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		1,125,294	20,007,723	(c)
Domestic Fixed Income —13.1%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		375,803	4,926,778
Western Asset Intermediate Bond Fund, Class IS Shares		675,467	7,403,125
Total Domestic Fixed Income			12,329,903
Total Investments in Underlying Funds before Short-Term Investments (Cost —$67,812,226)			93,863,286

	Rate
Short-Term Investments —0.0%††
Invesco Government & Agency Portfolio, Institutional Class (Cost —$16,695)	0.026%	16,695	16,695
Total Investments —99.6% (Cost —$67,828,921)			93,879,981
Other Assets in Excess of Liabilities —0.4%			396,976
Total Net Assets —100.0%			$94,276,957

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	19

Schedules of investments (cont’d)

December 31, 2021

Franklin Multi-Asset Variable Moderate Growth Fund

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds(a) — 99.8%
Domestic Equity — 55.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares		70,200	$1,439,100
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		438,925	6,118,619
Franklin U.S. Small Cap Equity Fund, Class IS Shares		299,232	4,108,448	(b)
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		107,661	3,578,656
ClearBridge Large Cap Growth Fund, Class IS Shares		36,257	2,708,422
ClearBridge Small Cap Growth Fund, Class IS Shares		19,616	1,024,541
Total Domestic Equity			18,977,786
Domestic Fixed Income — 27.7%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		287,811	3,773,200
Western Asset Intermediate Bond Fund, Class IS Shares		517,077	5,667,162
Total Domestic Fixed Income			9,440,362
Foreign Equity —16.4%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		315,394	5,607,706	(c)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $25,965,598)			34,025,854

	Rate
Short-Term Investments — 0.3%
Invesco Government &Agency Portfolio, Institutional Class (Cost — $93,275)	0.026%	93,275	93,275
Total Investments — 100.1% (Cost — $26,058,873)			34,119,129
Liabilities in Excess of Other Assets — (0.1)%			(29,961)
Total Net Assets — 100.0%			$34,089,168

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

See Notes to Financial Statements.

20	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

(Percentages shown based on Portfolio net assets)

Description		Shares	Value
Investments in Underlying Funds(a) —99.5%
Domestic Fixed Income — 48.0%
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,392,044	$18,249,694
Western Asset Intermediate Bond Fund, Class IS Shares		2,502,018	27,422,112
Total Domestic Fixed Income			45,671,806
Domestic Equity — 40.3%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares		864,186	12,046,753
Franklin U.S. Small Cap Equity Fund, Class IS Shares		669,878	9,197,428	(b)
Legg Mason Partners Investment Trust:
ClearBridge Appreciation Fund, Class IS Shares		277,293	9,217,212
ClearBridge Large Cap Growth Fund, Class IS Shares		77,067	5,756,886
ClearBridge Small Cap Growth Fund, Class IS Shares		40,061	2,092,396
Total Domestic Equity			38,310,675
Foreign Equity —11.2%
Legg Mason Global Asset Management Trust — Franklin International Equity Fund, Class IS Shares		599,216	10,654,065	(c)
Total Investments in Underlying Funds before Short-Term Investments (Cost — $77,040,497)			94,636,546

	Rate
Short-Term Investments —0.5%
Invesco Government &Agency Portfolio, Institutional Class (Cost —$483,155)	0.026%	483,155	483,155
Total Investments —100.0% (Cost — $77,523,652)			95,119,701
Liabilities in Excess of Other Assets — (0.0)%††			(45,951)
Total Net Assets —100.0%			$95,073,750

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Franklin Resources, Inc. and more information about the Underlying Funds is available at www.franklintempleton.com (Note 8).

(b)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(c)	Prior to August 7, 2021, known as QS International Equity Fund.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	21

Statements of assets and liabilities

December 31, 2021

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund

Assets:
Investments in affiliated Underlying Funds, at cost	$67,812,226	$25,965,598	$77,040,497
Short-term investments, at cost	16,695	93,275	483,155
Investments in affiliated Underlying Funds, at value	$93,863,286	$34,025,854	$94,636,546
Short-term investments, at value	16,695	93,275	483,155
Receivable for investments in affiliated Underlying Funds	450,000	—	—
Distributions receivable from affiliated Underlying Funds	20,031	15,295	73,459
Distributions receivable from unaffiliated Underlying Funds	6	2	10
Receivable for Portfolio shares sold	—	460	4,658
Receivable from investment manager	—	22	—
Total Assets	94,350,018	34,134,908	95,197,828

Liabilities:
Payable for investments in affiliated Underlying Funds	21,400	16,344	78,532
Payable for Portfolio shares repurchased	18,850	1,377	9,179
Fund accounting fees payable	13,543	13,299	13,533
Legal fees payable	9,071	9,066	9,070
Shareholder reports payable	6,091	2,188	5,650
Trustees’ fees payable	722	255	710
Service and/or distribution fees payable	—	—	3,800
Accrued expenses	3,384	3,211	3,604
Total Liabilities	73,061	45,740	124,078
Total Net Assets	$94,276,957	$34,089,168	$95,073,750

Net Assets:
Par value (Note 7)	$59	$22	$59
Paid-in capital in excess of par value	65,094,471	25,532,082	75,725,230
Total distributable earnings (loss)	29,182,427	8,557,064	19,348,461
Total Net Assets	$94,276,957	$34,089,168	$95,073,750

Net Assets:
Class I	$94,276,957	$34,089,168	$76,686,976
Class II	—	—	$18,386,774

Shares Outstanding:
Class I	5,935,534	2,218,186	4,720,097
Class II	—	—	1,136,064

Net Asset Value:
Class I	$15.88	$15.37	$16.25
Class II	—	—	$16.18

See Notes to Financial Statements.

22	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Statements of operations

For the Year Ended December 31, 2021

	Franklin Multi-Asset Variable Growth Fund	Franklin Multi-Asset Variable Moderate Growth Fund	Franklin Multi-Asset Variable Conservative Growth Fund
Investment Income:
Income distributions from affiliated Underlying Funds	$1,084,437	$430,368	$1,312,007
Income distributions from unaffiliated Underlying Funds	66	26	85
Total Investment Income	1,084,503	430,394	1,312,092

Expenses:
Legal fees	34,203	34,048	34,197
Fund accounting fees	33,064	32,484	33,039
Audit and tax fees	27,202	26,922	27,148
Shareholder reports	8,457	3,510	9,041
Trustees’ fees	4,832	1,993	4,740
Transfer agent fees (Note 5)	4,723	3,578	4,504
Insurance	1,541	869	1,646
Custody fees	156	104	99
Interest expense	21	15	8
Service and/or distribution fees (Notes 2 and 5)	—	—	42,255
Miscellaneous expenses	3,439	3,417	3,739
Total Expenses	117,638	106,940	160,416
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	—	(37,778)	—
Net Expenses	117,638	69,162	160,416
Net Investment Income	966,865	361,232	1,151,676

Realized and Unrealized Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds (Notes 1 and 3):
Net Realized Gain From:
Sale of affiliated Underlying Funds	5,334,038	1,624,383	3,498,042
Capital gain distributions from affiliated Underlying Funds	8,798,420	2,587,722	5,170,574
Net Realized Gain	14,132,458	4,212,105	8,668,616
Change in Net Unrealized Appreciation (Depreciation) from Affiliated Underlying Funds	3,057,867	712,307	437,767
Net Gain on Affiliated Underlying Funds and Capital Gain Distributions From Affiliated Underlying Funds	17,190,325	4,924,412	9,106,383
Increase in Net Assets From Operations	$18,157,190	$5,285,644	$10,258,059

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	23

Statements of changes in net assets

Franklin Multi-Asset Variable Growth Fund

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$966,865	$1,090,522
Net realized gain	14,132,458	2,527,474
Change in net unrealized appreciation (depreciation)	3,057,867	5,029,784
Increase in Net Assets From Operations	18,157,190	8,647,780

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(10,481,103)	(4,699,254)
Decrease in Net Assets From Distributions to Shareholders	(10,481,103)	(4,699,254)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	713,881	794,640
Reinvestment of distributions	10,481,103	4,699,254
Cost of shares repurchased	(17,249,605)	(14,745,590)
Decrease in Net Assets From Portfolio Share Transactions	(6,054,621)	(9,251,696)
Increase (Decrease) in Net Assets	1,621,466	(5,303,170)

Net Assets:
Beginning of year	92,655,491	97,958,661
End of year	$94,276,957	$92,655,491

See Notes to Financial Statements.

24	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Franklin Multi-Asset Variable Moderate Growth Fund

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$361,232	$414,595
Net realized gain	4,212,105	855,914
Change in net unrealized appreciation (depreciation)	712,307	1,881,467
Increase in Net Assets From Operations	5,285,644	3,151,976

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(3,456,169)	(1,603,146)
Decrease in Net Assets From Distributions to Shareholders	(3,456,169)	(1,603,146)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	121,983	410,132
Reinvestment of distributions	3,456,169	1,603,146
Cost of shares repurchased	(4,348,773)	(3,713,466)
Decrease in Net Assets From Portfolio Share Transactions	(770,621)	(1,700,188)
Increase (Decrease) in Net Assets	1,058,854	(151,358)

Net Assets:
Beginning of year	33,030,314	33,181,672
End of year	$34,089,168	$33,030,314

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	25

Statements of changes in net assets (cont’d)

Franklin Multi-Asset Variable Conservative Growth Fund

For the Years Ended December 31,	2021	2020

Operations:
Net investment income	$1,151,676	$1,346,615
Net realized gain	8,668,616	1,973,773
Change in net unrealized appreciation (depreciation)	437,767	5,484,136
Increase in Net Assets From Operations	10,258,059	8,804,524

Distributions to Shareholders From (Notes 1 and 6):
Total distributable earnings	(7,833,188)	(3,493,004)
Decrease in Net Assets From Distributions to Shareholders	(7,833,188)	(3,493,004)

Portfolio Share Transactions (Note 7):
Net proceeds from sale of shares	7,017,022	5,898,482
Reinvestment of distributions	7,833,188	3,493,004
Cost of shares repurchased	(13,245,345)	(14,427,491)
Increase (Decrease) in Net Assets From Portfolio Share Transactions	1,604,865	(5,036,005)
Increase in Net Assets	4,029,736	275,515

Net Assets:
Beginning of year	91,044,014	90,768,499
End of year	$95,073,750	$91,044,014

See Notes to Financial Statements.

26	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Financial highlights

Franklin Multi-Asset Variable Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$14.74	$14.00	$12.20	$14.46	$14.55

Income (loss) from operations:
Net investment income	0.16	0.17	0.18	0.20	0.22
Net realized and unrealized gain (loss)	2.87	1.30	2.52	(1.30)	2.56
Total income (loss) from operations	3.03	1.47	2.70	(1.10)	2.78

Less distributions from:
Net investment income	(0.69)	(0.21)	(0.21)	(0.38)	(0.29)
Net realized gains	(1.20)	(0.52)	(0.69)	(0.78)	(2.58)
Total distributions	(1.89)	(0.73)	(0.90)	(1.16)	(2.87)

Net asset value, end of year	$15.88	$14.74	$14.00	$12.20	$14.46
Total return[3]	20.69%	11.24%	22.58%	(8.05)%	19.33%

Net assets, end of year (000s)	$94,277	$92,655	$97,959	$94,715	$118,126

Ratios to average net assets:
Gross expenses[4]	0.12%	0.14%	0.12%	0.11%	0.12%
Net expenses[4,5]	0.12	0.13 [6]	0.12	0.11	0.12
Net investment income	1.00	1.27	1.38	1.36	1.40

Portfolio turnover rate	19%	21%	19%	15%	88%[7]

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	27

Financial highlights (cont’d)

Franklin Multi-Asset Variable Moderate Growth Fund

For a share of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$14.62	$13.87	$12.16	$13.93	$14.57

Income (loss) from operations:
Net investment income	0.17	0.18	0.20	0.22	0.24
Net realized and unrealized gain (loss)	2.25	1.29	2.25	(1.07)	2.18
Total income (loss) from operations	2.42	1.47	2.45	(0.85)	2.42

Less distributions from:
Net investment income	(0.68)	(0.23)	(0.51)	(0.35)	(0.34)
Net realized gains	(0.99)	(0.49)	(0.23)	(0.57)	(2.72)
Total distributions	(1.67)	(0.72)	(0.74)	(0.92)	(3.06)

Net asset value, end of year	$15.37	$14.62	$13.87	$12.16	$13.93
Total return[3]	16.66%	11.07%	20.43%	(6.28)%	16.73%

Net assets, end of year (000s)	$34,089	$33,030	$33,182	$31,468	$37,446

Ratios to average net assets:
Gross expenses[4]	0.31%	0.35%	0.29%	0.30%	0.30%
Net expenses[4,5,6]	0.20	0.20	0.20	0.20	0.20
Net investment income	1.04	1.36	1.53	1.56	1.52

Portfolio turnover rate	18%	26%	21%	16%	87%[7]

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

28	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31:
Class I Shares[1,2]	2021	2020	2019	2018	2017

Net asset value, beginning of year	$15.86	$14.88	$13.23	$14.64	$14.76

Income (loss) from operations:
Net investment income	0.21	0.23	0.27	0.28	0.28
Net realized and unrealized gain (loss)	1.60	1.37	2.01	(0.91)	1.73
Total income (loss) from operations	1.81	1.60	2.28	(0.63)	2.01

Less distributions from:
Net investment income	(0.57)	(0.32)	(0.31)	(0.38)	(0.39)
Net realized gains	(0.85)	(0.30)	(0.32)	(0.40)	(1.74)
Total distributions	(1.42)	(0.62)	(0.63)	(0.78)	(2.13)

Net asset value, end of year	$16.25	$15.86	$14.88	$13.23	$14.64
Total return[3]	11.47%	10.96%	17.37%	(4.40)%	13.55%

Net assets, end of year (000s)	$76,687	$77,465	$80,945	$78,534	$94,355

Ratios to average net assets:
Gross expenses[4]	0.12%	0.14%	0.12%	0.14%	0.14%
Net expenses[4,5]	0.12	0.14 [6]	0.12	0.14	0.14
Net investment income	1.24	1.59	1.88	1.90	1.78

Portfolio turnover rate	17%	28%	24%	11%	86%[7]

[1]	Effective May 1, 2017, the existing single class shares were renamed Class I shares.

[2]	Per share amounts have been calculated using the average shares method.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares did not exceed 0.20%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[6]	Reflects fee waivers and/or expense reimbursements.

[7]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

See Notes to Financial Statements.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	29

Financial highlights (cont’d)

Franklin Multi-Asset Variable Conservative Growth Fund

For a share of each class of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:
Class II Shares[1]	2021	2020	2019	2018	2017[2]

Net asset value, beginning of year	$15.81	$14.83	$13.21	$14.62	$15.72

Income (loss) from operations:
Net investment income	0.17	0.21	0.25	0.33	0.32
Net realized and unrealized gain (loss)	1.58	1.35	1.97	(0.98)	0.66
Total income (loss) from operations	1.75	1.56	2.22	(0.65)	0.98

Less distributions from:
Net investment income	(0.53)	(0.28)	(0.28)	(0.36)	(0.34)
Net realized gains	(0.85)	(0.30)	(0.32)	(0.40)	(1.74)
Total distributions	(1.38)	(0.58)	(0.60)	(0.76)	(2.08)

Net asset value, end of year	$16.18	$15.81	$14.83	$13.21	$14.62
Total return[3]	11.12%	10.77%	16.94%	(4.55)%	6.18%

Net assets, end of year (000s)	$18,387	$13,579	$9,823	$4,888	$1,111

Ratios to average net assets:
Gross expenses[4]	0.37%	0.39%	0.37%	0.38%	0.43%[5]
Net expenses[4,6]	0.37	0.39 [7]	0.37	0.38	0.43 [5]
Net investment income	1.03	1.41	1.77	2.32	3.90 [5]

Portfolio turnover rate	17%	28%	24%	11%	86%[8,9]

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period June 23, 2017 (inception date) to December 31, 2017.

[3]

Performance figures may reflect compensating balance arrangements, fee waivers and/or expense reimbursements. In the absence of compensating balance arrangements, fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[4]	Does not include fees and expenses of the Underlying Funds in which the Portfolio invests.

[5]	Annualized.

[6]

As a result of an expense limitation arrangement, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class II shares did not exceed 0.45%. This expense limitation arrangement cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

[7]	Reflects fee waivers and/or expense reimbursements.

[8]	Excludes the value of securities received in lieu of cash proceeds from the sale of Underlying Funds and the subsequent sale of those securities.

[9]	For the year ended December 31, 2017.

See Notes to Financial Statements.

30	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Franklin Multi-Asset Variable Growth Fund (“Variable Growth”), Franklin Multi-Asset Variable Moderate Growth Fund (“Variable Moderate Growth”) and Franklin Multi-Asset Variable Conservative Growth Fund (“Variable Conservative Growth”) (the “Portfolios”) (prior to August 7, 2021, the Portfolios were known as QS Variable Growth, QS Variable Moderate Growth and QS Variable Conservative Growth) are separate non-diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Portfolios invest in Legg Mason and Franklin Templeton affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”). Shares of the Portfolios are offered to separate accounts sponsored by certain life insurance companies and qualified pension and retirement plans, including affiliates of the investment manager.

Shares of the Portfolios may only be purchased or redeemed through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies or through eligible pension or other qualified plans.

The following are significant accounting policies consistently followed by the Portfolios and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities, including ETFs, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Portfolios hold securities or other assets that are denominated in a foreign currency, the Portfolios will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Portfolio calculates its net asset value, the Portfolios value these securities as determined in accordance with procedures approved by the Portfolios’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Global Fund Valuation Committee (known as Legg Mason North Atlantic Fund Valuation Committee prior to March 1, 2021) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolios’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolios, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	31

Notes to financial statements (cont’d)

comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Portfolios use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolios’ assets carried at fair value:

Variable Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$93,863,286	—	—	$93,863,286
Short-Term Investments†	16,695	—	—	16,695
Total Investments	$93,879,981	—	—	$93,879,981

†	See Schedule of Investments for additional detailed categorizations.

Variable Moderate Growth

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$34,025,854	—	—	$34,025,854
Short-Term Investments†	93,275	—	—	93,275
Total Investments	$34,119,129	—	—	$34,119,129

†	See Schedule of Investments for additional detailed categorizations.

32	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Variable Conservative Growth

	ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investments in Underlying Funds†	$94,636,546	—	—	$94,636,546
Short-Term Investments†	483,155	—	—	483,155
Total Investments	$95,119,701	—	—	$95,119,701

†	See Schedule of Investments for additional detailed categorizations.

(b) Fund of funds risk. The cost of investing in the Portfolios, as funds of funds, may be higher than the cost of investing in a mutual fund that only invests directly in individual securities. An Underlying Fund may change its investment objective or policies without the Portfolios’ approval, which could force the Portfolios to withdraw their investments from such Underlying Fund at a time that is unfavorable to the Portfolios. In addition, one Underlying Fund may buy the same securities that another Underlying Fund sells. Therefore, the Portfolios would indirectly bear the costs of these trades without accomplishing any investment purpose.

(c) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Net investment income distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as investment income. Interest income is recorded on an accrual basis. Short-term and long-term capital gain distributions, if any, from the Underlying Funds are recorded on the ex-dividend date as realized gains. The character of certain distributions received from the Underlying Funds may represent a return of capital. The Portfolios determine the components of these distributions subsequent to the ex-dividend date, based on the actual tax character reported by the Underlying Funds. These distributions are recorded by adjusting the cost basis of the related Underlying Fund. The cost of investments sold is determined by use of the specific identification method.

(d) Distributions to shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Portfolios are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(e) Share class accounting. Investment income, common expenses and realized/unrealized gains (losses) on investments are allocated to the various classes of the Portfolios on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that share class.

(f) Compensating balance arrangements. The Portfolios have an arrangement with their custodian bank whereby a portion of the custodian’s fees is paid indirectly by credits earned on the Portfolios’ cash on deposit with the bank.

(g) Federal and other taxes. It is the Portfolios’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Portfolios intend to distribute their taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Portfolios’ financial statements.

Management has analyzed the Portfolios’ tax positions taken on income tax returns for all open tax years and has concluded that as of December 31, 2021, no provision for income tax is required in the Portfolios’ financial statements. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

(h) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year, the Portfolios had no reclassifications.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is each Portfolio’s investment manager. Effective August 7, 2021, Franklin Advisers, Inc. (“Franklin Advisers”) is each Portfolio’s subadviser. Prior to August 7, 2021, QS Investors, LLC (“QS Investors”) was each Portfolio’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of each Portfolio’s cash and short-term instruments allocated to it. LMPFA, Franklin Advisers and Western Asset are wholly-owned

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	33

Notes to financial statements (cont’d)

subsidiaries of Franklin Resources, Inc. (“Franklin Resources”) and prior to August 7, 2021, QS Investors was a wholly-owned subsidiary of Franklin Resources. Under the investment management agreements, the Portfolios do not pay a management fee.

LMPFA provides administrative and certain oversight services to the Portfolios. LMPFA delegates to the subadviser the day-to-day portfolio management of the Portfolios, except for the management of the portion of each Portfolio’s cash and short-term instruments allocated to Western Asset.

The Portfolios indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Portfolios may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Portfolios will vary.

As a result of expense limitation arrangements between the Portfolios and LMPFA, the ratio of total annual fund operating expenses, other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses (fees and expenses of Underlying Funds), to average net assets of Class I shares of Variable Growth, Variable Moderate Growth and Variable Conservative Growth and Class II shares of Variable Conservative Growth did not exceed 0.20% and 0.45%, respectively. These expense limitation arrangements cannot be terminated prior to December 31, 2023 without the Board of Trustees’ consent.

During the year ended December 31, 2021, fees waived and/or expenses reimbursed were as follows:

Variable Moderate Growth	$37,778

LMPFA is permitted to recapture amounts waived and/or reimbursed to a class during the same fiscal year if the class’ total annual fund operating expenses have fallen to a level below the expense limitation (“expense cap”) in effect at the time the fees were earned or the expenses incurred. In no case will LMPFA recapture any amount that would result, on any particular business day of the Portfolios, in the class’ total annual fund operating expenses exceeding the expense cap or any other lower limit then in effect.

In addition, the Portfolios indirectly pay management and/or administration fees to LMPFA and certain LMPFA affiliates as shareholders in the Underlying Funds. These management and/or administration fees ranged from 0.40% to 0.75% of the average daily net assets of the Underlying Funds.

Franklin Distributors, LLC (known as Legg Mason Investor Services, LLC prior to July 7, 2021) (“Franklin Distributors”) serves as the Portfolios’ sole and exclusive distributor. Franklin Distributors is an indirect, wholly-owned broker-dealer subsidiary of Franklin Resources.

All officers and one Trustee of the Trust are employees of Franklin Resources or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended December 31, 2021, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

	Purchases	Sales
Variable Growth	$18,508,081	$25,494,996
Variable Moderate Growth	6,138,242	7,455,000
Variable Conservative Growth	16,573,358	16,789,998

At December 31, 2021, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

		Variable Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$71,905,647	$21,974,334	—	$21,974,334

34	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

		Variable Moderate Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$27,517,873	$6,601,256	—	$6,601,256

		Variable Conservative Growth
	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Securities	$80,081,473	$15,038,228	—	$15,038,228

4. Derivative instruments and hedging activities

During the year ended December 31, 2021, the Portfolios did not invest in derivative instruments.

5. Class specific expenses, waivers and/or expense reimbursements

Variable Conservative Growth has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan the Portfolio pays service and/or distribution fees with respect to its Class II shares calculated at the annual rate of 0.25% of the average daily net assets of the class. Service and/or distribution fees are accrued daily and paid monthly. For the year ended December 31, 2021, class specific expenses were as follows:

		Transfer Agent Fees
Variable Growth
Class I		$4,723

		Transfer Agent Fees
Variable Moderate Growth
Class I		$3,578

	Service and/or Distribution Fees	Transfer Agent Fees
Variable Conservative Growth
Class I	—	$3,678
Class II	$42,255	826
Total	$42,255	$4,504

For the year ended December 31, 2021, waivers and/or expense reimbursements by class were as follows:

Waivers/Expense Reimbursements
Variable Moderate Growth
Class I	$37,778

6. Distributions to shareholders by class

	Year Ended December 31, 2021	Year Ended December 31, 2020
Variable Growth
Net Investment Income:
Class I	$3,775,005	$1,325,003

Net Realized Gains:
Class I	$6,706,098	$3,374,251

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	35

Notes to financial statements (cont’d)

	Year Ended December 31, 2021	Year Ended December 31, 2020
Variable Moderate Growth
Net Investment Income:
Class I	$1,390,002	$510,002
Net Realized Gains:
Class I	$2,066,167	$1,093,144

	Year Ended December 31, 2021	Year Ended December 31, 2020
Variable Conservative Growth
Net Investment Income:
Class I	$2,532,545	$1,513,029
Class II	567,462	236,973
Total	$3,100,007	$1,750,002

Net Realized Gains:
Class I	$3,847,970	$1,508,547
Class II	885,211	234,455
Total	$4,733,181	$1,743,002

7. Shares of beneficial interest

At December 31, 2021, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Portfolios have the ability to issue multiple classes of shares. Each class of shares represents an identical interest and has the same rights, except that each class bears certain direct expenses, including those specifically related to the distribution of its shares.

Transactions in shares of each class were as follows:

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Variable Growth

Class I
Shares sold	42,588	$713,881	57,152	$794,640
Shares issued on reinvestment	652,663	10,481,103	356,118	4,699,254
Shares repurchased	(1,044,239)	(17,249,605)	(1,125,910)	(14,745,590)
Net decrease	(348,988)	$(6,054,621)	(712,640)	$(9,251,696)

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Variable Moderate Growth

Class I
Shares sold	7,622	$121,983	32,030	$410,132
Shares issued on reinvestment	222,648	3,456,169	118,899	1,603,146
Shares repurchased	(271,603)	(4,348,773)	(283,600)	(3,713,466)
Net decrease	(41,333)	$(770,621)	(132,671)	$(1,700,188)

36	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Shares	Amount	Shares	Amount

Variable Conservative Growth

Class I
Shares sold	71,558	$1,218,075	71,937	$1,058,057
Shares issued on reinvestment	388,984	6,380,515	200,104	3,021,576
Shares repurchased	(624,600)	(10,539,227)	(829,414)	(11,993,998)
Net decrease	(164,058)	$(2,940,637)	(557,373)	$(7,914,365)

Class II
Shares sold	348,935	$5,798,947	336,609	$4,840,425
Shares issued on reinvestment	88,950	1,452,673	31,290	471,428
Shares repurchased	(160,797)	(2,706,118)	(171,112)	(2,433,493)
Net increase	277,088	$4,545,502	196,787	$2,878,360

8. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Portfolios own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Portfolios. The following Underlying Funds were considered affiliated companies for all or some portion of the year ended December 31, 2021. The following transactions were effected in such Underlying Funds for the year ended December 31, 2021.

	Affiliate Value at	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated	Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Net Increase (Decrease) in Unrealized	Affiliate Value at
Variable Growth	December 31, 2020	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	Underlying Funds	Appreciation (Depreciation)	December 31, 2021
BrandywineGLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$6,284,375	$1,007,802	49,735	$1,451,021	87,747	$463,979	$123,204	$824,598	$335,837	$6,176,993
Brandywine GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	20,250,518	3,208,560	237,341	4,556,514	400,890	1,578,486	249,349	2,584,211	1,168,491	20,071,055
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	15,577,665	3,020,491	218,935	4,601,084	335,524	663,915	4,183	2,886,308	766,458	14,763,530
ClearBridge Appreciation Fund, Class IS Shares
	7,712,780	1,006,209	33,103	1,384,539	70,216	955,461	63,115	448,094	352,325	7,686,775
ClearBridge Large Cap Growth Fund, Class IS Shares
	8,909,216	1,730,416	24,611	1,889,216	38,707	1,135,785	—	855,416	(3,365)	8,747,051
ClearBridge Small Cap Growth Fund, Class IS Shares
	4,360,385	589,612	11,292	650,052	17,822	384,949	—	384,612	(219,689)	4,080,256
Franklin International Equity Fund, Class IS Shares(b)
	17,952,571	3,672,909	203,459	2,674,574	159,645	220,425	427,565	775,344	1,056,817	20,007,723
Western Asset Core Bond Fund, Class IS Shares
	4,577,943	1,714,426	129,212	1,202,066	88,299	(27,067)	91,223	12,553	(163,525)	4,926,778
Western Asset Intermediate Bond Fund, Class IS Shares
	6,832,843	2,557,656	229,289	1,751,892	152,669	(41,895)	125,798	27,284	(235,482)	7,403,125
	$92,458,296	$18,508,081		$20,160,958		$5,334,038	$1,084,437	$8,798,420	$3,057,867	$93,863,286

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.

(b)	Prior to August 7, 2021, known as QS International Equity Fund.

	Affiliate Value at	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated	Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Net Increase (Decrease) in Unrealized	Affiliate Value at
Variable Moderate Growth	December 31, 2020	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	Underlying Funds	Appreciation (Depreciation)	December 31, 2021
Brandywine GLOBAL — Diversified US Large Cap Value Fund, Class IS Shares
	$1,458,837	$217,071	10,783	$327,809	19,354	$97,191	$28,167	$188,904	$91,001	$1,439,100
Brandywine GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	6,075,664	920,918	68,386	1,235,012	110,511	469,988	74,879	776,038	357,049	6,118,619

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	37

Notes to financial statements (cont’d)

	Affiliate Value at	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated	Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Net Increase (Decrease) in Unrealized	Affiliate Value at
Variable Moderate Growth (cont’d)	December 31, 2020	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	Underlying Funds	Appreciation (Depreciation)	December 31, 2021
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	$4,320,989	$913,221	65,250	$1,338,551	96,622	$176,449	$1,146	$802,075	$212,789	$4,108,448
ClearBridge Appreciation Fund, Class IS Shares
	3,550,756	365,347	11,731	485,150	27,618	444,850	29,056	206,290	147,703	3,578,656
ClearBridge Large Cap Growth Fund, Class IS Shares
	2,788,046	495,196	6,949	601,360	11,747	313,640	—	270,196	26,540	2,708,422
ClearBridge Small Cap Growth Fund, Class IS Shares
	1,115,115	191,575	3,678	239,567	5,711	90,434	—	96,575	(42,582)	1,024,541
Western Asset Core Bond Fund, Class IS Shares
	3,601,837	761,125	57,607	457,675	33,281	(17,676)	74,708	10,919	(132,087)	3,773,200
Western Asset Intermediate Bond Fund, Class IS Shares
	5,353,949	1,139,406	102,391	632,768	54,547	(27,768)	103,558	21,196	(193,425)	5,667,162
Franklin International Equity Fund, Class IS Shares(b)
	4,740,729	1,134,383	62,217	512,725	32,409	77,275	118,854	215,529	245,319	5,607,706
	$33,005,922	$6,138,242		$5,830,617		$1,624,383	$430,368	$2,587,722	$712,307	$34,025,854

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.
(b)	Prior to August 7, 2021, known as QS International Equity Fund.

	Affiliate Value at	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated	Income Distributions from Affiliated	Capital Gain Distributions from Affiliated	Net Increase (Decrease) in Unrealized	Affiliate Value at
Variable Conservative Growth	December 31, 2020	Cost	Shares	Cost	Shares	Underlying Funds	Underlying Funds	Underlying Funds	Appreciation (Depreciation)	December 31, 2021
Western Asset Core Bond Fund, Class IS Shares
	$17,169,583	$2,982,356	225,094	$1,228,274	89,055	$(53,274)	$361,205	$53,741	$(673,971)	$18,249,694
Western Asset Intermediate Bond Fund, Class IS Shares
	25,632,888	4,495,688	402,898	1,715,721	147,408	(80,721)	501,849	100,472	(990,743)	27,422,112
Brandywine GLOBAL — Dynamic US Large Cap Value Fund, Class IS Shares
	12,212,610	1,671,232	125,751	2,498,942	228,517	1,076,056	147,066	1,524,166	661,853	12,046,753
Franklin U.S. Small Cap Equity Fund, Class IS Shares(a)
	10,034,993	1,804,099	131,611	2,970,375	229,521	664,625	2,684	1,801,416	328,711	9,197,428
ClearBridge Appreciation Fund, Class IS Shares
	9,163,318	1,374,463	45,508	2,047,286	87,050	877,714	73,393	521,070	726,717	9,217,212
ClearBridge Large Cap Growth Fund, Class IS Shares
	5,940,045	1,037,994	14,691	1,279,880	25,093	685,120	—	562,993	58,727	5,756,886
ClearBridge Small Cap Growth Fund, Class IS Shares
	2,389,483	197,233	3,902	398,303	10,230	196,697	—	197,233	(96,017)	2,092,396
Franklin International Equity Fund, Class IS Shares(b)
	8,374,457	3,010,293	163,973	1,153,175	69,242	131,825	225,810	409,483	422,490	10,654,065
	$90,917,377	$16,573,358		$13,291,956		$3,498,042	$1,312,007	$5,170,574	$437,767	$94,636,546

(a)	Prior to August 7, 2021, known as QS U.S. Small Capitalization Equity Fund.
(b)	Prior to August 7, 2021, known as QS International Equity Fund.

38	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

9. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2021 was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Distributions paid from:
Ordinary income	$4,098,315	$1,533,107	$3,428,146
Net long-term capital gains	6,382,788	1,923,062	4,405,042
Total distributions paid	$10,481,103	$3,456,169	$7,833,188

The tax character of distributions paid during the fiscal year ended December 31, 2020 was as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Distributions paid from:
Ordinary income	$1,541,494	$601,853	$2,079,285
Net long-term capital gains	3,157,760	1,001,293	1,413,719
Total distributions paid	$4,699,254	$1,603,146	$3,493,004

As of December 31, 2021, the components of distributable earnings (loss) on a tax basis were as follows:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Undistributed ordinary income — net	$778,906	$433	$59,483
Undistributed long-term capital gains — net	6,463,333	1,959,564	4,262,215
Total undistributed earnings	$7,242,239	$1,959,997	$4,321,698
Deferred capital losses*	—	—	(3,816)
Other book/tax temporary differences(a)	(34,146)	(4,189)	(7,649)
Unrealized appreciation (depreciation)(b)	21,974,334	6,601,256	15,038,228
Total distributable earnings (loss) — net	$29,182,427	$8,557,064	$19,348,461

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	Other book/tax temporary differences are attributable to book/tax differences in the timing of the deductibility of various expenses.

(b)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

10. Recent accounting pronouncement

In March 2020, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting. In January 2021, the FASB issued ASU No. 2021-01, with further amendments to Topic 848. The amendments in the ASUs provide optional temporary accounting recognition and financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the LIBOR and other interbank-offered based reference rates as of the end of 2021 and 2023. The ASUs are effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the financial statements.

11. Other matter

The outbreak of the respiratory illness COVID-19 (commonly referred to as “coronavirus”) has continued to rapidly spread around the world, causing considerable uncertainty for the global economy and financial markets. The ultimate economic fallout from the pandemic, and the long-term impact on economies, markets, industries and individual issuers, are not known. The COVID-19 pandemic could adversely affect the value and liquidity of the Portfolios’ investments, impair the Portfolios’ ability to satisfy redemption requests, and negatively impact the Portfolios’ performance. In addition, the outbreak of COVID-19, and measures taken to mitigate its effects, could result in disruptions to the services provided to the Portfolio by its service providers.

12. Subsequent event

On February 4, 2022, each Portfolio, together with other U.S. registered and foreign investment funds (collectively, the “Borrowers”) managed by Franklin Resources or its affiliates, became a borrower in a joint syndicated senior unsecured credit facility totaling $2.675 billion (the “Global Credit Facility”). The Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Unless renewed, the Global Credit Facility will terminate on February 3, 2023.

Franklin Multi-Asset Variable Allocation Series 2021 Annual Report	39

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason Partners Variable Equity Trust and Shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund (three of the funds constituting Legg Mason Partners Variable Equity Trust, hereafter collectively referred to as the “Funds”) as of December 31, 2021, the related statements of operations for the year ended December 31, 2021, the statements of changes in net assets for each of the two years in the period ended December 31, 2021, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2021, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended December 31, 2021 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2021 by correspondence with the custodian and transfer agent of the underlying funds. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

February 11, 2022

We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

40	Franklin Multi-Asset Variable Allocation Series 2021 Annual Report

Statement regarding liquidity risk management program (unaudited)

Each Fund has adopted and implemented a written Liquidity Risk Management Program (the “LRMP”) as required by Rule 22e-4 under the Investment Company Act of 1940 (the “Liquidity Rule”). The LRMP is designed to assess and manage each Fund’s liquidity risk, which is defined as the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund. In accordance with the Liquidity Rule, the LRMP includes policies and procedures that provide for: (1) assessment, management, and review (no less frequently than annually) of each Fund’s liquidity risk; (2) classification of each Fund’s portfolio holdings into one of four liquidity categories (Highly Liquid, Moderately Liquid, Less Liquid, and Illiquid); (3) for Funds that do not primarily hold assets that are Highly Liquid, establishing and maintaining a minimum percentage of the Fund’s net assets in Highly Liquid investments (called a “Highly Liquid Investment Minimum” or “HLIM”); and (4) prohibiting the Fund’s acquisition of Illiquid investments that would result in the Fund holding more than 15% of its net assets in Illiquid assets. The LRMP also requires reporting to the Securities and Exchange Commission (“SEC”) (on a non-public basis) and to the Board if the Fund’s holdings of Illiquid assets exceed 15% of the Fund’s net assets. Funds with HLIMs must have procedures for addressing HLIM shortfalls, including reporting to the Board and, with respect to HLIM shortfalls lasting more than seven consecutive calendar days, reporting to the SEC

(on a non-public basis).

The Director of Liquidity Risk within the Investment Risk Management Group (the “IRMG”) is the appointed Administrator of the LRMP. The IRMG maintains the Investment Liquidity Committee (the “ILC”) to provide oversight and administration of policies and procedures governing liquidity risk management for Franklin Templeton and Legg Mason products and portfolios. The ILC includes representatives from Franklin Templeton’s Risk, Trading, Global Compliance, Legal, Investment Compliance, Investment Operations, Valuation Committee, Product Management and Global Product Strategy.

In assessing and managing each Fund’s liquidity risk, the ILC considers, as relevant, a variety of factors, including the Fund’s investment strategy and the liquidity of its portfolio investments during both normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources including the Funds’ interfund lending facility and line of credit. Classification of the Fund’s portfolio holdings in the four liquidity categories is based on the number of days it is reasonably expected to take to convert the investment to cash (for Highly Liquid and Moderately Liquid holdings) or sell or dispose of the investment (for Less Liquid and Illiquid investments), in current market conditions without significantly changing the investment’s market value.

Each Fund primarily holds liquid assets that are defined under the Liquidity Rule as “Highly Liquid Investments,” and therefore is not required to establish an HLIM. Highly Liquid Investments are defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment.

At meetings of the Funds’ Board of Trustees/Directors held in November 2021, the Program Administrator provided a written report to the Board addressing the adequacy and effectiveness of the program for the year ended December 31, 2020.

The Program Administrator report concluded that (i.) the LRMP, as adopted and implemented, remains reasonably designed to assess and manage each Fund’s liquidity risk; (ii.) the LRMP, including the Highly Liquid Investment Minimum (“HLIM”) where applicable, was implemented and operated effectively to achieve the goal of assessing and managing each Fund’s liquidity risk; and (iii.) each Fund was able to meet requests for redemption without significant dilution of remaining investors’ interests in the Fund.

Franklin Multi-Asset Variable Allocation Series	41

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Franklin Multi-Asset Variable Allocation Series (the “Portfolios”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Portfolios is set forth below.

Previously, the mutual funds of Legg Mason Global Asset Management Trust were overseen by one group of Trustees, and the mutual funds of Legg Mason Partners Investment Trust and Legg Mason Partners Variable Equity Trust (collectively, the “Funds”) were overseen by a different group of Trustees. A joint proxy statement was mailed to solicit shareholder approval for the election of a single slate of Trustees. Shareholders approved the proposed Trustees during a joint special meeting of shareholders on June 15, 2021. Effective July 1, 2021, the Trustees listed below oversee all of the Funds.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Portfolios at 1-877-6LM-FUND/656-3863.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Althea L. Duersten*
Year of birth	1951
Position(s) with Trust	Trustee and Chair of the Board
Term of office[1] and length of time served[2]	Since 2014 (Chair of the Board since 2021)
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Formerly, Non-Executive Director, Rokos Capital Management LLP (2019 to 2020)

42	Franklin Multi-Asset Variable Allocation Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Stephen R. Gross
Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore LLP (1980 to 1984 and 1977 to 1979)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Howard J. Johnson
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Arnold L. Lehman
Year of birth	1944
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1982
Principal occupation(s) during the past five years	Senior Advisor, Phillips (auction house) (since 2015); formerly, Fellow, Ford Foundation (2015 to 2016); Director of the Brooklyn Museum (1997 to 2015)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Trustee of American Federation of Arts (since 2002)

Franklin Multi-Asset Variable Allocation Series	43

Independent Trustees† (cont’d)

Robin J. W. Masters
Year of birth	1955
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2002
Principal occupation(s) during the past five years	Retired; formerly, Chief Investment Officer of ACE Limited (insurance) (1986 to 2000)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Director of HSBC Managed Portfolios Limited and HSBC Specialist Funds Limited (since 2020); formerly, Director of Cheyne Capital International Limited (investment advisory firm) (2005 to 2020); Director/ Trustee of Legg Mason Institutional Funds plc, Western Asset Fixed Income Funds plc and Western Asset Debt Securities Fund plc. (2007 to 2011)

Jerome H. Miller
Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, President, Shearson Lehman Asset Management (1991 to 1993), Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

Ken Miller
Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	None

G. Peter O’Brien
Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1999
Principal occupation(s) during the past five years	Retired, Trustee Emeritus of Colgate University (since 2005); Board Member, Hill House, Inc. (residential home care) (since 1999); formerly, Board Member, Bridges School (pre-school) (2006 to 2017); Managing Director, Equity Capital Markets Group of Merrill Lynch & Co. (1971 to 1999)
Number of funds in fund complex overseen by Trustee	Trustee of Legg Mason funds consisting of 60 portfolios; Director/Trustee of the Royce Family of Funds consisting of 16 portfolios
Other board memberships held by Trustee during the past five years	Formerly, Director of TICC Capital Corp. (2003 to 2017)

44	Franklin Multi-Asset Variable Allocation Series

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Thomas F. Schlafly
Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	60
Other board memberships held by Trustee during the past five years	Director, CNB St. Louis Bank (since 2020); formerly, Director, Citizens National Bank of Greater St. Louis (2006 to 2020)

Interested Trustee and Officer

Jane Trust, CFA[3]
Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Vice President, Fund Board Management, Franklin Templeton (since 2020); Officer and/or Trustee/Director of 131 funds associated with LMPFA or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Managing Director (2018 to 2020) and Managing Director (2016 to 2018) of Legg Mason & Co., LLC (“Legg Mason & Co.”); Senior Vice President of LMPFA (2015)
Number of funds in fund complex overseen by Trustee	129
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of LMPFA (since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Director of Global Compliance at Legg Mason, Inc. (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020)

Susan Kerr Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Senior Compliance Analyst, Franklin Templeton (since 2020); Chief Anti-Money Laundering Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer (since 2012), Senior Compliance Officer (since 2011) and Assistant Vice President (since 2010) of Franklin Distributors, LLC; formerly, Assistant Vice President of Legg Mason & Co. (2010 to 2020)

Franklin Multi-Asset Variable Allocation Series	45

Additional Officers (cont’d)

Jenna Bailey Franklin Templeton 100 First Stamford Place, 5th Floor, Stamford, CT 06902
Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Compliance Analyst of Franklin Templeton (since 2020); Identity Theft Prevention Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2015); formerly, Compliance Officer of Legg Mason & Co. (2013 to 2020); Assistant Vice President of Legg Mason & Co. (2011 to 2020)

Marc A. De Oliveira Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1971
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Associate General Counsel of Franklin Templeton (since 2020); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly, Managing Director (2016 to 2020) and Associate General Counsel of Legg Mason & Co. (2005 to 2020)

Thomas C. Mandia Franklin Templeton 100 First Stamford Place, 6th Floor, Stamford, CT 06902
Year of birth	1962
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2020
Principal occupation(s) during the past five years	Senior Associate General Counsel of Franklin Templeton (since 2020); Secretary of LMPFA (since 2006); Assistant Secretary of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers); formerly, Managing Director and Deputy General Counsel of Legg Mason & Co. (2005 to 2020)

Christopher Berarducci Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1974
Position(s) with Trust	Treasurer and Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2014 and 2019
Principal occupation(s) during the past five years	Vice President, Fund Administration and Reporting, Franklin Templeton (since 2020); Treasurer (since 2010) and Principal Financial Officer (since 2019) of certain funds associated with Legg Mason & Co. or its affiliates; formerly, Managing Director (2020), Director (2015 to 2020), and Vice President (2011 to 2015) of Legg Mason & Co.

Jeanne M. Kelly Franklin Templeton 620 Eighth Avenue, 47th Floor, New York, NY 10018
Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	U.S. Fund Board Team Manager, Franklin Templeton (since 2020); Senior Vice President of certain funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); formerly, Managing Director of Legg Mason & Co. (2005 to 2020); Senior Vice President of LMFAM (2013 to 2015)

46	Franklin Multi-Asset Variable Allocation Series

Additional information (unaudited)  (cont’d)

Information about Trustees and Officers

†	Trustees who are not “interested persons” of the Portfolios within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*	Effective January 1, 2021, Ms. Duersten became Chair.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Portfolios, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

Franklin Multi-Asset Variable Allocation Series	47

Important tax information (unaudited)

By mid-February, tax information related to a shareholder’s proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.

The following tax information for the Portfolios is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.

The Portfolios hereby report the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2021:

	Pursuant to:	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Long-Term Capital Gain Dividends Distributed	§852(b)(3)(C)	$6,382,788	$1,923,062	$4,874,539
Income Eligible for Dividends Received Deduction (DRD)	§854(b)(1)(A)	$2,578,985	$830,042	$1,684,809

Under Section 853 of the Internal Revenue Code, the Portfolios intend to elect to pass through to their shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Portfolios during the fiscal year ended December 31, 2021:

	Variable Growth	Variable Moderate Growth	Variable Conservative Growth
Foreign Taxes Paid	$49,460	$13,749	$26,121
Foreign Source Income Earned	$1,116,401	$310,335	$589,605

48	Franklin Multi-Asset Variable Allocation Series

Franklin

Multi-Asset Variable Allocation Series

Trustees*

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Chair

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

Jane Trust

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Franklin Advisers, Inc.†

Distributor

Franklin Distributors, LLC††

Custodian

The Bank of New York Mellon

Transfer agent#

Franklin Templeton Investor Services, LLC

3344 Quality Drive

Rancho Cordova, CA 95670-7313

Independent registered public accounting firm

PricewaterhouseCoopers LLP Baltimore, MD

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021.

**	Effective January 1, 2021, Ms. Duersten became Chair.
†	Effective August 7, 2021, QS Investors merged with and into Franklin Advisers, Inc.
††	Effective July 7, 2021, Legg Mason Investor Services, LLC was renamed Franklin Distributors, LLC.
#	Effective February 22, 2022, Franklin Templeton Investor Services, LLC replaced BNY Mellon Investment Servicing (US) Inc. as Transfer Agent.

Franklin Multi-Asset Variable Allocation Series

Franklin Multi-Asset Variable Growth Fund

Franklin Multi-Asset Variable Moderate Growth Fund

Franklin Multi-Asset Variable Conservative Growth Fund

The Portfolios are separate investment series of Legg Mason Partners Variable Equity Trust, a Maryland statutory trust.

Franklin Multi-Asset Variable Allocation Series

Legg Mason Funds

620 Eighth Avenue, 47th Floor

New York, NY 10018

The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Portfolios’ Forms N-PORT are available on the SEC’s website at www.sec.gov. To obtain information on Form N-PORT, shareholders can call the Portfolios at 1-877-6LM-FUND/656-3863.

Information on how the Portfolios voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Portfolios at 1-877-6LM-FUND/656-3863, (2)atwww.franklintempleton.com and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Franklin Multi-Asset Variable Growth Fund, Franklin Multi-Asset Variable Moderate Growth Fund and Franklin Multi-Asset Variable Conservative Growth Fund. This report is not authorized for distribution to prospective investors in the Portfolios unless preceded or accompanied by a current prospectus.

Investors should consider each Portfolio’s investment objectives, risks, charges and expenses carefully before investing. Each prospectus contains this and other important information about the Portfolios. Please read the prospectuses carefully before investing.

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

Legg Mason Funds Privacy and Security Notice

Your Privacy and the Security of Your Personal Information is Very Important to the Legg Mason Funds

This Privacy and Security Notice (the “Privacy Notice”) addresses the Legg Mason Funds’ privacy and data protection practices with respect to nonpublic personal information the Funds receive. The Legg Mason Funds include any funds sold by the Funds’ distributor, Franklin Distributors, LLC, as well as Legg Mason-sponsored closed-end funds. The provisions of this Privacy Notice apply to your information both while you are a shareholder and after you are no longer invested with the Funds.

The Type of Nonpublic Personal Information the Funds Collect About You

The Funds collect and maintain nonpublic personal information about you in connection with your shareholder account. Such information may include, but is not limited to:

•	Personal information included on applications or other forms;

•	Account balances, transactions, and mutual fund holdings and positions;

•	Bank account information, legal documents, and identity verification documentation;

•	Online account access user IDs, passwords, security challenge question responses; and

•	Information received from consumer reporting agencies regarding credit history and creditworthiness (such as the amount of an individual’s total debt, payment history, etc.).

How the Funds Use Nonpublic Personal Information About You

The Funds do not sell or share your nonpublic personal information with third parties or with affiliates for their marketing purposes, or with other financial institutions or affiliates for joint marketing purposes, unless you have authorized the Funds to do so. The Funds do not disclose any nonpublic personal information about you except as may be required to perform transactions or services you have authorized or as permitted or required by law.

The Funds may disclose information about you to:

•	Employees, agents, and affiliates on a “need to know” basis to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•

Service providers, including the Funds’ affiliates, who assist the Funds as part of the ordinary course of business (such as printing, mailing services, or processing or servicing your account with us) or otherwise perform services on the Funds’ behalf, including companies that may perform statistical analysis, market research and marketing services solely for the Funds;

•

Permit access to transfer, whether in the United States or countries outside of the United States to such Funds’ employees, agents and affiliates and service providers as required to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;

•	The Funds’ representatives such as legal counsel, accountants and auditors to enable the Funds to conduct ordinary business, or to comply with obligations to government regulators;
•	Fiduciaries or representatives acting on your behalf, such as an IRA custodian or trustee of a grantor trust.

Except as otherwise permitted by applicable law, companies acting on the Funds’ behalf, including those outside the United States, are contractually obligated to keep nonpublic personal information the Funds provide to them confidential and to use the information the Funds share only to provide the services the Funds ask them to perform. The Funds may disclose nonpublic personal information about you when necessary to enforce their rights or protect against fraud, or as permitted or required by applicable law, such as in connection with a law enforcement or regulatory request, subpoena, or similar legal process. In the event of a corporate action or in the event a Fund service provider changes, the Funds may be required to disclose your nonpublic personal information to third parties. While it is the Funds’ practice to obtain protections for disclosed information in these types of transactions, the Funds cannot guarantee their privacy policy will remain unchanged.

Keeping You Informed of the Funds’ Privacy and Security Practices

The Funds will notify you annually of their privacy policy as required by federal law. While the Funds reserve the right to modify this policy at any time they will notify you promptly if this privacy policy changes.

NOT PART OF THE ANNUAL REPORT

Legg Mason Funds Privacy and Security Notice (cont’d)

The Funds’ Security Practices

The Funds maintain appropriate physical, electronic and procedural safeguards designed to guard your nonpublic personal information. The Funds’ internal data security policies restrict access to your nonpublic personal information to authorized employees, who may use your nonpublic personal information for Fund business purposes only.

Although the Funds strive to protect your nonpublic personal information, they cannot ensure or warrant the security of any information you provide or transmit to them, and you do so at your own risk. In the event of a breach of the confidentiality or security of your nonpublic personal information, the Funds will attempt to notify you as necessary, so you can take appropriate protective steps. If you have consented to the Funds using electronic communications or electronic delivery of statements, they may notify you under such circumstances using the most current email address you have on record with them.

In order for the Funds to provide effective service to you, keeping your account information accurate is very important. If you believe that your account information is incomplete, not accurate or not current, if you have questions about the Funds’ privacy practices, or our use of your nonpublic personal information, write the Funds using the contact information on your account statements, email the Funds by clicking on the Contact Us section of the Funds’ website at www.franklintempleton.com, or contact the Fund at 1-877-6LM-FUND/656-3863.

Revised April 2018

Legg Mason California Consumer Privacy Act Policy

Although much of the personal information we collect is “nonpublic personal information” subject to federal law, residents of California may, in certain circumstances, have additional rights under the California Consumer Privacy Act (“CCPA”). For example, if you are a broker, dealer, agent, fiduciary, or representative acting by or on behalf of, or for, the account of any other person(s) or household, or a financial advisor, or if you have otherwise provided personal information to us separate from the relationship we have with personal investors, the provisions of this Privacy Policy apply to your personal information (as defined by the CCPA).

•

In addition to the provisions of the Legg Mason Funds Security and Privacy Notice, you may have the right to know the categories and specific pieces of personal information we have collected about you.

•	You also have the right to request the deletion of the personal information collected or maintained by the Funds.

If you wish to exercise any of the rights you have in respect of your personal information, you should advise the Funds by contacting them as set forth below. The rights noted above are subject to our other legal and regulatory obligations and any exemptions under the CCPA. You may designate an authorized agent to make a rights request on your behalf, subject to the identification process described below. We do not discriminate based on requests for information related to our use of your personal information, and you have the right not to receive discriminatory treatment related to the exercise of your privacy rights.

We may request information from you in order to verify your identity or authority in making such a request. If you have appointed an authorized agent to make a request on your behalf, or you are an authorized agent making such a request (such as a power of attorney or other written permission), this process may include providing a password/passcode, a copy of government issued identification, affidavit or other applicable documentation, i.e. written permission. We may require you to verify your identity directly even when using an authorized agent, unless a power of attorney has been provided. We reserve the right to deny a request submitted by an agent if suitable and appropriate proof is not provided.

For the 12-month period prior to the date of this Privacy Policy, the Legg Mason Funds have not sold any of your personal information; nor do we have any plans to do so in the future.

Contact Information

Address: Data Privacy Officer, 100 International Dr., Baltimore, MD 21202

Email: DataProtectionOfficer@franklintempleton.com

Phone: 1-800-396-4748

Revised October 2020

NOT PART OF THE ANNUAL REPORT

www.franklintempleton.com

© 2022 Franklin Distributors, LLC, Member FINRA/SIPC. All rights reserved.

FD01436 2/22 SR22-4329

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Stephen R. Gross possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Stephen R. Gross as the Audit Committee’s financial expert. Stephen R. Gross is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2020 and December 31, 2021 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $379,280 in December 31, 2020 and $379,280 in December 31, 2021.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2020 and $0 in December 31, 2021.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in December 31, 2020 and $159,250 in December 31, 2021. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason Partners Variable Equity Trust., were $0 in December 31, 2020 and $0 in December 31, 2021

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason Partners Variable Equity Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason Partners Variable Equity Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for December 31, 2020 and December 31, 2021; Tax Fees were 100% and 100% for December 31, 2020 and December 31, 2021; and Other Fees were 100% and 100% for December 31, 2020 and December 31, 2021.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason Partners Variable Equity Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason Partners Variable Equity Trust during the reporting period were $674,925 in December 31, 2020 and $1,558,348 in December 31, 2021.

(h) Yes. Legg Mason Partners Variable Equity Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason Partners Variable Equity Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a)	The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act .The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Althea L. Duersten**

Stephen R. Gross

Susan M. Heilbron

Howard J. Johnson

Arnold L. Lehman

Robin J. W. Masters

Jerome H. Miller

Ken Miller

G. Peter O’Brien

Thomas F. Schlafly

*

During a June 15, 2021 special meeting of shareholders, a new group of Trustees were elected to oversee the mutual funds of Legg Mason Global Asset Management Trust, Legg Mason Partners Investment Trust (prior to September 1, 2021, known as Legg Mason Partners Equity Trust) and Legg Mason Partners Variable Equity Trust, effective July 1, 2021

**	Effective January 1, 2021, Ms. Duersten became Chair

b)	Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Variable Equity Trust

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 16, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jane Trust
Jane Trust
Chief Executive Officer

Date:	February 16, 2022

By:	/s/ Christopher Berarducci
Christopher Berarducci
Principal Financial Officer

Date:	February 16, 2022